Cash and Cash Equivalents - Disclosure Of Details of cash at banks and other credit institutions, foreign currency, Geographical Areas (Detail) - EUR (€) € in Thousands	Jun. 30, 2025	Dec. 31, 2024
Details of banks and other credit institutions, foreign currency, Geographical Areas [Line Items]
Bank and other credit institutions, foreign currency	€ 1,764	€ 6,412
USD
Details of banks and other credit institutions, foreign currency, Geographical Areas [Line Items]
Bank and other credit institutions, foreign currency	937	4,575
GBP
Details of banks and other credit institutions, foreign currency, Geographical Areas [Line Items]
Bank and other credit institutions, foreign currency	709	1,001
NOK
Details of banks and other credit institutions, foreign currency, Geographical Areas [Line Items]
Bank and other credit institutions, foreign currency	8	97
SEK
Details of banks and other credit institutions, foreign currency, Geographical Areas [Line Items]
Bank and other credit institutions, foreign currency	73	532
DKK
Details of banks and other credit institutions, foreign currency, Geographical Areas [Line Items]
Bank and other credit institutions, foreign currency	6	196
AUD
Details of banks and other credit institutions, foreign currency, Geographical Areas [Line Items]
Bank and other credit institutions, foreign currency	€ 31	€ 11